United States Securities and Exchange Commission Washington, DC 20549
 Form 13F
Form 13F Cover Page
Report for the Quarter Ended: March 31, 2001
 Institutional Investment Manager Filing this Report: Elliott and Associates, 230 Fountain Square
Bloomington, IN 47404
 File Number: 028-04845
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all r equired items
, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Julie Higgins
 Title: VP
 Phone: 812-332-5259
Signature, Place, and Date of Signing: Julie Higgins Bloomington, Indiana
April 30, 2001
Report Type: 13F Holdings Report. 30-Apr-01



Symbol	Description	Cusip	Shares	Price	Thousands

AAPL	"Apple Computer, Inc."	37833100	11000	22.07	242
AES	AES Corporation	00130H105	62969	49.96	"3,145"
AHP	American Home Products	26609107	25096	58.75	"1,474"
ALL	Allstate Corporation	20002101	28757	41.94	"1,206"
AMAT	"Applied Materials, Inc."	38222105	67800	43.5	"2,949"
ANF	Abercrombie & Fitch Co.	2896207	27000	32.7	882
AOL	"AOL Time Warner, Inc."	00184A105	107766	40.15	"4,326"
AWE	AT&T Wireless Group	1957406	73900	19.18	"1,417"
BK	Bank of New York	64057102	39190	49.24	"1,929"
BMY	Bristol Myers Squibb Co	110122108	19626	59.4	"1,165"
BP	BP Amoco PLD ADR	55622104	179310	49.62	"8,897"
BSC	Bear Stearns Co. Inc.	73902108	17930	45.74	820
C	Citigroup	172967101	32652	44.98	"1,468"
CAG	Conagra Incorporated	205887102	25000	18.24	456
CD	Cendant Corporation	151313103	98874	14.59	"1,442"
CHV	Chevron Corporation	166751107	4000	87.8	351
CL	Colgate-Palmolive	194162103	16511	55.26	912
CPQ	Compaq Computer	204493100	51654	18.2	940
CZN	Citizens Utilities Co.	177342201	10149	12.65	128
DD	duPont deNemours	263534109	6560	40.7	266
DHR	Danaher Corporation	235851102	34500	54.56	"1,882"
DIS	Walt Disney Company	254687106	36546	28.6	"1,045"
DOX	Amdocs	G02602103	11000	47.9	526
DRE	Duke Realty Investments	264411505	65491	23.15	"1,516"
EDS	Electronic Data Systems	285661104	8200	55.86	458
ELN	Elan Corp PLC ADR	284131208	86362	52.25	"4,512"
FLEX	Flextronics International	Y2573F102	34100	15	511
FNM	Fannie Mae	313586109	53639	79.6	"4,269"
FRE	Freddie Mac	313400301	48900	64.83	"3,170"
GCI	Gannett Company Inc.	364730101	3700	59.72	220
GDT	Guidant Corporation	401698105	8860	44.99	398
GE	General Electric	369604103	107117	41.86	"4,483"
GILTF	Gilat Satellite Networks	M51474100	15800	11.625	183
GPS	Gap Inc.	364760108	23200	23.72	550
GRP	"Grant Prideco, Inc."	38821G101	16700	17.2	287
HGT	Hugoton Royalty Trust	444717102	17000	15.5	263
HMA	Health Management Assoc.	421933102	123400	15.55	"1,918"
HOT	Starwood Hotels & Resort	85590A203	6000	34.01	204
IBM	Intl Business Machines	459200101	40617	96.18	"3,906"
IMMU	Immunomedics	452907108	13000	9.625	125
IPG	Interpublic Group of CO	460690100	16300	34.35	559
JPM	J.P. Morgan Chase & Co.	46625H100	55583	44.9	"2,495"
KMB	Kimberly-Clark Corp.	494368103	9500	67.83	644
KR	Kroger Company	501044101	20400	25.79	526
LLY	Eli Lilly & Co.	532457108	87523	76.66	"6,709"
LNC	Lincoln National Corp	534187109	24800	42.47	"1,053"
LOW	Lowe's Companies Inc.	548661107	37604	58.45	"2,197"
MDT	Medtronic Inc	585055106	46687	45.74	"2,135"
MER	Merrill Lynch	590188108	46100	55.4	"2,553"
MRK	Merck and Company Inc.	589331107	56730	75.9	"4,305"
MSFT	Microsoft Corporation	594918104	8139	54.688	445
MTG	MGIC Invt Corp Wis	552848103	12201	68.42	834
NBL	Noble Affiliates Inc.	654894104	5800	41.73	242
NBR	"Nabors Industries, Inc."	629568106	7900	51.84	409
NETA	Network Associates Inc.	640938106	41750	8.25	344
NOK	Nokia Corporation	654902204	69977	24	"1,679"
NT	Nortel Networks Corp	656568102	72860	14.05	"1,023"
NXTL	Nextel Communication	65332V103	20300	14.375	291
ONE	Banc One Corp Ohio	06423A103	36020	36.18	"1,303"
ORCL	Oracle Corp	68389X105	168694	14.98	"2,527"
PFE	Pfizer Inc.	717081103	158276	40.95	"6,481"
PHA	Pharmacia Corp.	71713U102	34271	50.37	"1,726"
Q	Qwest Comm. Intl. Inc.	749121109	47484	35.05	"1,664"
RD	Royal Dutch Petroleum	780257804	11607	55.44	643
REP	Repsol S A ADR	76026T205	71900	17.78	"1,278"
SBC	SBC Communications	78387G103	14539	44.63	648
SLB	Schlumberger Ltd.	806857108	5000	57.61	288
SLI	"SLI, Inc."	78442T108	47500	8.35	396
SPG	"Simon Property Group, Inc"	828806109	16000	25.6	409
SPLS	Staples	855030102	99900	14.875	"1,486"
SUNW	Sun Microsystems Inc	866810104	147056	15.37	"2,260"
SZA	Suiza Foods Corporation	865077101	58900	48.09	"2,832"
TLAB	"Tellabs, Inc."	879664100	46600	40.688	"1,896"
TX	Texaco Inc	881694103	3672	66.4	243
TXN	Texas Instruments	882508104	122480	30.98	"3,794"
TYC	Tyco Internat'l LTD New	902124106	73486	43.23	"3,176"
UCL	Unocal Corp.	915289102	87000	34.57	"3,007"
UCMB	United Commerce Bank Bton		20100	10.25	206
URI	United Rentals Inc.	911363109	39600	16.33	646
VIAB	Viacom Inc. Cl B	925524308	58256	43.97	"2,561"
WCOM	WorldCom Inc.	98155K102	72150	18.688	"1,348"
WFT	Weatherford International	947074100	19700	49.35	972
WMB	"Williams Companies, Inc."	969457100	50208	42.85	"2,151"
WMT	Wal Mart Stores	931142103	77266	50.5	"3,901"
XOM	Exxon Mobile Corp.	30231G102	22564	81	"1,827"
ZIXI	Zixit Corporation	98974P100	46400	7.031	326
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